                                             Filed Pursuant to Rule 497(e)
                                             Registration File No.: 33-21803
                                                                    2-91103
                                                                    33-58175
                                                                    33-62158
                                                                    33-37562
                                                                    33-32763
                                                                    2-95664
                                                                    33-41187
                                                                    2-66268
                                                                    2-67087

                      SUPPLEMENT TO THE PROSPECTUSES OF

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST Dated February 25, 1997 DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND Dated July 28, 1997
DEAN WITTER HAWAII MUNICIPAL TRUST Dated January 31, 1997
DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated June 13, 1997
DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST Dated February 28, 1997 DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST Dated February 24, 1997 DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated July 28, 1997
DEAN WITTER SHORT-TERM U.S. TREASURY TRUST Dated August 1, 1997
DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated July 28, 1997
DEAN WITTER TAX-FREE DAILY INCOME TRUST Dated February 24, 1997

   The Trustees of each investment company named above have approved certain changes to the minimum required investments for each Fund. Accordingly, the disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to minimum investment requirements is hereby modified to reflect the following:

      In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including, in the case of Dean Witter Short-Term U.S. Treasury Trust, Individual Retirement Plans), (ii) the InterCapital mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory or administrative services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000 ($5,000 in the case of each of Dean Witter California Tax-Free Daily Income Trust, Dean Witter New York Municipal Money Market Trust and Dean Witter Tax-Free Daily Income Trust, and $10,000 in the case of Dean Witter Short-Term U.S. Treasury Trust).

December 31, 1997